Income Taxes (Details) - Schedule of effective tax rate and the statutory income tax rate - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Effective Tax Rate And The Statutory Income Tax Rate Abstract
Loss before provision for income taxes and loss	¥ (321,318)	¥ (2,158,331)	¥ (504,441)
Income tax expense computed at an applicable tax rate of 25%	(80,330)	(539,583)	(126,110)
Non-deductible expenses related to impairment of goodwill	10,753	376,131
Non-deductible expenses related to share-based compensation	10,929	60,745	9,213
Effect of other non-deductible items	317	536
Effect of preferential tax rate	4,717	30,249	16,042
Effect of income tax rate difference in other jurisdictions	15,360	24,453	9,243
Effect of change in tax rate		(14,145)	(2,123)
Change in valuation allowance	39,432	66,093	96,599
Total	¥ 1,178	¥ 4,479	¥ 2,864